Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Dec-18	Distribution Date	15-Jan-19
Collection Period End	31-Dec-18	30/360 Days	30
Beg. of Interest Period	17-Dec-18	Actual/360 Days	29
End of Interest Period	15-Jan-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	301,034,492.78	254,827,954.90	0.1877656
Total Securities		1,357,159,875.53	301,034,492.78	254,827,954.90	0.1877656
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.735130%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.610000%	97,000,000.00	83,874,617.25	37,668,079.37	0.3883307
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	46,206,537.88	112,531.78	476.3560606	1.1601214
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	46,206,537.88	112,531.78

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,898,493.93
Monthly Interest					1,666,056.84

Total Monthly Payments					5,564,550.77
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					306,274.25
Aggregate Sales Proceeds Advance					23,398,371.11

Total Advances					23,704,645.36
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					39,939,532.88
Excess Wear and Tear and Excess Mileage					480,266.82
Remaining Payoffs					0.00
Net Insurance Proceeds					238,128.61
Residual Value Surplus					1,330,096.06

Total Collections					71,257,220.50

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		17,779,167.94			1,164
Involuntary Repossession		137,119.71			14
Voluntary Repossession		53,818.00			4
Full Termination		13,415,618.40			897
Bankruptcty		16,925.00			1
Insurance Payoff			234,935.77		16
Customer Payoff				692,221.38	40
Grounding Dealer Payoff				6,334,792.17	428
Dealer Purchase				1,160,208.98	70

Total		31,402,649.05	234,935.77	8,187,222.53	2,634

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	18,166	356,443,409.89	7.00000%	301,034,492.78
Total Depreciation Received		(5,368,159.96)		(4,113,567.08)
Principal Amount of Gross Losses	(36)	(608,728.75)		(523,877.87)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,086)	(20,179,472.54)		(16,882,706.78)
Scheduled Terminations	(1,799)	(29,955,643.94)		(24,686,386.15)

Pool Balance—End of Period	15,245	300,331,404.70		254,827,954.90
Remaining Pool Balance
Lease Payment				18,657,564.18
Residual Value				236,170,390.72

Total				254,827,954.90

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	71,257,220.50
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	71,257,220.50
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	319,276.59
3. Reimbursement of Sales Proceeds Advance	19,341,314.83
4. Servicing Fee:
Servicing Fee Due	250,862.08
Servicing Fee Paid	250,862.08
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	19,911,453.50
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	112,531.78
Class A-4 Notes Monthly Interest Paid	112,531.78
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	112,531.78
Total Note and Certificate Monthly Interest Paid	112,531.78
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	51,233,235.22
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	46,206,537.88
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	46,206,537.88
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,026,697.34

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

IV. RESERVE ACCOUNT
Initial Reserve Account Amount			6,785,799.38
Required Reserve Account Amount			20,357,398.13
Beginning Reserve Account Balance			20,357,398.13
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,357,398.13
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,026,697.34
Gross Reserve Account Balance			25,384,095.47
Remaining Available Collections Released to Seller			5,026,697.34
Total Ending Reserve Account Balance			20,357,398.13

V. POOL STATISTICS
Weighted Average Remaining Maturity			3.29
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			80%

		$	units
Recoveries of Defaulted and Casualty Receivables		654,044.99
Securitization Value of Defaulted Receivables and Casualty Receivables		523,877.87	36
Aggregate Defaulted and Casualty Gain (Loss)		130,167.12
Pool Balance at Beginning of Collection Period		301,034,492.78
Net Loss Ratio
Current Collection Period		0.0432%
Preceding Collection Period		0.0071%
Second Preceding Collection Period		-0.0396%
Third Preceding Collection Period		0.0282%
Cumulative Net Losses for all Periods		0.2411%	3,271,753.59

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.19%	3,571,727.35	230
61-90 Days Delinquent	0.34%	1,028,697.92	75
91-120 Days Delinquent	0.11%	319,080.47	26
More than 120 Days	0.01%	36,248.50	3

Total Delinquent Receivables:	1.63%	4,955,754.24	334

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.46%	0.57%
Preceding Collection Period		0.33%	0.37%
Second Preceding Collection Period		0.35%	0.39%
Third Preceding Collection Period		0.43%	0.50%
60 Day Delinquent Receivables		1,734,652.70
Delinquency Percentage		0.58%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		31,194,786.34	2,061
Securitization Value		31,597,368.75	2,061

Aggregate Residual Value Surplus (Loss)		(402,582.41)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		521,821,889.45	35,780
Cumulative Securitization Value		525,101,886.67	35,780

Cumulative Residual Value Surplus (Loss)		(3,279,997.22)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			27,220,729.81
Reimbursement of Outstanding Advance			19,341,314.83
Additional Advances for current period			23,398,371.11

Ending Balance of Residual Advance			31,277,786.09

Beginning Balance of Payment Advance			819,542.49
Reimbursement of Outstanding Payment Advance			319,276.59
Additional Payment Advances for current period			306,274.25

Ending Balance of Payment Advance			806,540.15

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO